Employee benefits and sharebased payments (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Employee benefits and share-based payments
At the beginning	1,614,402	1,671,877	1,773,528
Additions	8,152,584
Distributed to beneficiaries	(824,065)	(57,475)	(101,651)
At the end	8,942,921	1,614,402	1,671,877